ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Trade payables	$663,254	$621,292
Accrued interest	241,072	641,834
Accrued payroll and related obligations	1,062,246	386,165
Current portion of operating lease liabilities	145,259	242,650
Other	543,276	323,971
Total	$2,655,107	$2,215,912

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of December 31, 2019 and 2018:

	2019	2018
Trade payables	$621,292	$401,272
Accrued interest	641,834	401,667
Accrued payroll and related expenses	386,165	260,153
Current portion of operating lease liabilities	242,650	—
Other	323,971	239,134
Total	$2,215,912	$1,302,226